Eaton Vance
Tax-Managed Growth Fund 1.0
March 31, 2024 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2024, the value of the Fund’s investment in the Portfolio was $1,412,113,050 and the Fund owned 25.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co.(1)	142,446	$ 27,490,654
General Dynamics Corp.	37,550	10,607,499
General Electric Co.	163,119	28,632,278
Lockheed Martin Corp.	18,733	8,521,080
Northrop Grumman Corp.	16,117	7,714,563
RTX Corp.	126,984	12,384,750
		$ 95,350,824
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	72,701	$ 5,535,454
FedEx Corp.	76,559	22,182,205
United Parcel Service, Inc., Class B	127,908	19,010,966
		$ 46,728,625
Automobiles — 0.0%(2)
Tesla, Inc.(1)	11,757	$ 2,066,763
		$ 2,066,763
Banks — 3.4%
Bank of America Corp.	478,599	$ 18,148,474
Fifth Third Bancorp	491,355	18,283,319
JPMorgan Chase & Co.	514,622	103,078,787
PNC Financial Services Group, Inc.	15,834	2,558,774
Regions Financial Corp.	261,997	5,512,417
Truist Financial Corp.	311,559	12,144,570
U.S. Bancorp	76,801	3,433,005
Wells Fargo & Co.	446,596	25,884,704
		$ 189,044,050
Beverages — 1.2%
Constellation Brands, Inc., Class A	66,155	$ 17,978,283
Monster Beverage Corp.(1)	142,992	8,476,566
PepsiCo, Inc.	228,875	40,055,413
		$ 66,510,262
Biotechnology — 2.3%
AbbVie, Inc.	193,103	$ 35,164,056
Amgen, Inc.	97,100	27,607,472
Argenx SE ADR(1)	41,279	16,252,368
Biogen, Inc.(1)	4,460	961,710
Security	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	193,738	$ 14,191,308
Vertex Pharmaceuticals, Inc.(1)	83,684	34,980,749
		$ 129,157,663
Broadline Retail — 4.6%
Amazon.com, Inc.(1)	1,419,500	$ 256,049,410
		$ 256,049,410
Building Products — 0.2%
Carrier Global Corp.	189,214	$ 10,999,010
		$ 10,999,010
Capital Markets — 3.6%
Ameriprise Financial, Inc.	30,879	$ 13,538,589
Bank of New York Mellon Corp.	148,682	8,567,057
BlackRock, Inc.	7,289	6,076,839
Cboe Global Markets, Inc.	75,857	13,937,207
Charles Schwab Corp.	371,381	26,865,701
CME Group, Inc.	36,417	7,840,216
Goldman Sachs Group, Inc.	128,899	53,839,823
Intercontinental Exchange, Inc.	60,970	8,379,107
LPL Financial Holdings, Inc.	32,227	8,514,373
Moody's Corp.	66,944	26,311,000
S&P Global, Inc.	32,008	13,617,804
T Rowe Price Group, Inc.	105,316	12,840,127
		$ 200,327,843
Chemicals — 1.7%
Corteva, Inc.	18,814	$ 1,085,003
Dow, Inc.	18,955	1,098,063
DuPont de Nemours, Inc.	142,744	10,944,183
Ecolab, Inc.	110,020	25,403,618
Linde PLC	72,347	33,592,159
PPG Industries, Inc.	89,144	12,916,966
Sherwin-Williams Co.	32,982	11,455,638
		$ 96,495,630
Commercial Services & Supplies — 0.6%
Waste Connections, Inc.	57,850	$ 9,950,778
Waste Management, Inc.	108,692	23,167,700
		$ 33,118,478
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	129,548	$ 37,566,329

Tax-Managed Growth Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	517,461	$ 25,826,478
		$ 63,392,807
Consumer Finance — 0.8%
American Express Co.	121,531	$ 27,671,393
Discover Financial Services	144,856	18,989,173
		$ 46,660,566
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	113,479	$ 83,138,120
Sprouts Farmers Market, Inc.(1)	181,780	11,721,174
Walmart, Inc.	985,500	59,297,535
		$ 154,156,829
Electric Utilities — 0.9%
Duke Energy Corp.	349,733	$ 33,822,678
Edison International	197,713	13,984,241
		$ 47,806,919
Electrical Equipment — 0.9%
AMETEK, Inc.	23,362	$ 4,272,910
Eaton Corp. PLC	8,556	2,675,290
Emerson Electric Co.	269,079	30,518,940
Rockwell Automation, Inc.	50,722	14,776,840
		$ 52,243,980
Energy Equipment & Services — 0.3%
Halliburton Co.	166,374	$ 6,558,463
Schlumberger NV	206,344	11,309,715
		$ 17,868,178
Entertainment — 2.4%
Netflix, Inc.(1)	112,484	$ 68,314,908
Walt Disney Co.	534,448	65,395,057
		$ 133,709,965
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class A(1)	84	$ 53,292,960
Berkshire Hathaway, Inc., Class B(1)	224,230	94,293,200
Mastercard, Inc., Class A	36,635	17,642,317
PayPal Holdings, Inc.(1)	143,069	9,584,192
Visa, Inc., Class A	212,810	59,391,015
		$ 234,203,684
Security	Shares	Value
Food Products — 0.7%
Flowers Foods, Inc.	138,111	$ 3,280,136
Hershey Co.	47,710	9,279,595
Lamb Weston Holdings, Inc.	70,384	7,498,007
McCormick & Co., Inc., Non Voting Shares	96,258	7,393,577
Nestle SA	94,686	10,060,384
		$ 37,511,699
Ground Transportation — 1.5%
CSX Corp.	52,770	$ 1,956,184
Norfolk Southern Corp.	65,062	16,582,352
Uber Technologies, Inc.(1)	331,498	25,522,031
Union Pacific Corp.	148,572	36,538,312
		$ 80,598,879
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	260,303	$ 29,586,039
Becton Dickinson & Co.	8,470	2,095,902
Boston Scientific Corp.(1)	289,826	19,850,183
GE HealthCare Technologies, Inc.	135,517	12,319,851
Intuitive Surgical, Inc.(1)	101,205	40,389,903
Medtronic PLC	110,455	9,626,153
Stryker Corp.	72,313	25,878,653
Zimmer Biomet Holdings, Inc.	77,057	10,169,983
		$ 149,916,667
Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	14,717	$ 1,646,832
CVS Health Corp.	168,934	13,474,176
Elevance Health, Inc.	29,512	15,303,152
HCA Healthcare, Inc.	64,083	21,373,603
UnitedHealth Group, Inc.	130,671	64,642,944
		$ 116,440,707
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(1)	74,000	$ 12,207,040
Booking Holdings, Inc.	15,827	57,418,457
Marriott International, Inc., Class A	46,029	11,613,577
McDonald's Corp.	1,255	353,847
Starbucks Corp.	388,474	35,502,639
Yum! Brands, Inc.	79,442	11,014,633
		$ 128,110,193
Household Products — 1.3%
Colgate-Palmolive Co.	397,371	$ 35,783,258

Tax-Managed Growth Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products (continued)
Procter & Gamble Co.	220,699	$ 35,808,413
		$ 71,591,671
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	20,093	$ 4,124,088
		$ 4,124,088
Industrial REITs — 0.2%
EastGroup Properties, Inc.	49,500	$ 8,898,615
		$ 8,898,615
Insurance — 1.6%
Aflac, Inc.	154,400	$ 13,256,784
Aon PLC, Class A	27,135	9,055,492
Arthur J. Gallagher & Co.	47,054	11,765,382
Markel Group, Inc.(1)	6,362	9,679,656
Marsh & McLennan Cos., Inc.	46,353	9,547,791
Progressive Corp.	151,029	31,235,818
Travelers Cos., Inc.	20,353	4,684,039
		$ 89,224,962
Interactive Media & Services — 8.5%
Alphabet, Inc., Class A(1)	857,372	$ 129,403,156
Alphabet, Inc., Class C(1)	980,031	149,219,520
Meta Platforms, Inc., Class A	390,562	189,649,096
		$ 468,271,772
IT Services — 1.2%
Accenture PLC, Class A	147,397	$ 51,089,274
Akamai Technologies, Inc.(1)	137,231	14,925,244
		$ 66,014,518
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	151,400	$ 22,030,214
Danaher Corp.	182,007	45,450,788
Illumina, Inc.(1)	10,000	1,373,200
		$ 68,854,202
Machinery — 2.2%
Caterpillar, Inc.	56,089	$ 20,552,692
Deere & Co.	32,269	13,254,169
Donaldson Co., Inc.	73,526	5,490,922
Dover Corp.	97,408	17,259,724
Illinois Tool Works, Inc.	143,086	38,394,266
Otis Worldwide Corp.	68,364	6,786,494
Security	Shares	Value
Machinery (continued)
PACCAR, Inc.	28,969	$ 3,588,969
Parker-Hannifin Corp.	16,957	9,424,531
Snap-on, Inc.	14,911	4,416,937
		$ 119,168,704
Media — 0.4%
Comcast Corp., Class A	513,452	$ 22,258,144
		$ 22,258,144
Metals & Mining — 0.3%
Alcoa Corp.	240,000	$ 8,109,600
Nucor Corp.	35,624	7,049,990
		$ 15,159,590
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	50,472	$ 4,583,362
		$ 4,583,362
Oil, Gas & Consumable Fuels — 3.5%
Antero Resources Corp.(1)	328,489	$ 9,526,181
Cheniere Energy, Inc.	149,498	24,111,037
ConocoPhillips	285,715	36,365,805
Devon Energy Corp.	33,163	1,664,119
EOG Resources, Inc.	16,793	2,146,817
Exxon Mobil Corp.	789,802	91,806,585
Hess Corp.	20,651	3,152,169
Marathon Petroleum Corp.	69,480	14,000,220
Murphy Oil Corp.	41,407	1,892,300
Phillips 66	51,867	8,471,956
		$ 193,137,189
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	26,451	$ 4,077,421
Kenvue, Inc.	102,541	2,200,530
		$ 6,277,951
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	136,371	$ 7,395,399
Eli Lilly & Co.	141,238	109,877,515
Johnson & Johnson	267,485	42,313,452
Merck & Co., Inc.	215,040	28,374,528
Pfizer, Inc.	311,276	8,637,909
Zoetis, Inc.	142,003	24,028,328
		$ 220,627,131

Tax-Managed Growth Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 0.7%
Automatic Data Processing, Inc.	68,245	$ 17,043,507
Jacobs Solutions, Inc.	55,344	8,508,033
Verisk Analytics, Inc.	46,792	11,030,278
		$ 36,581,818
Residential REITs — 0.3%
Invitation Homes, Inc.	437,000	$ 15,561,570
		$ 15,561,570
Semiconductors & Semiconductor Equipment — 9.4%
Analog Devices, Inc.	133,698	$ 26,444,127
Applied Materials, Inc.	203,182	41,902,224
Broadcom, Inc.	24,966	33,090,186
Intel Corp.	651,606	28,781,437
Lam Research Corp.	25,000	24,289,250
Marvell Technology, Inc.	91,589	6,491,828
NVIDIA Corp.	302,592	273,410,028
QUALCOMM, Inc.	332,116	56,227,239
Texas Instruments, Inc.	158,452	27,603,923
		$ 518,240,242
Software — 11.4%
Adobe, Inc.(1)	80,383	$ 40,561,262
Cadence Design Systems, Inc.(1)	83,984	26,142,540
Check Point Software Technologies Ltd.(1)	52,650	8,635,127
Fortinet, Inc.(1)	100,000	6,831,000
Intuit, Inc.	42,645	27,719,250
Microsoft Corp.	909,092	382,473,186
Oracle Corp.	80,569	10,120,272
Palo Alto Networks, Inc.(1)	117,632	33,422,780
Salesforce, Inc.	112,456	33,869,498
ServiceNow, Inc.(1)	66,921	51,020,570
Workday, Inc., Class A(1)	35,900	9,791,725
		$ 630,587,210
Specialized REITs — 0.4%
Public Storage	71,594	$ 20,766,556
		$ 20,766,556
Specialty Retail — 2.6%
Best Buy Co., Inc.	58,781	$ 4,821,806
Lowe's Cos., Inc.	212,443	54,115,605
O'Reilly Automotive, Inc.(1)	18,600	20,997,168
Ross Stores, Inc.	141,093	20,706,809
TJX Cos., Inc.	219,657	22,277,613
Security	Shares	Value
Specialty Retail (continued)
Tractor Supply Co.	50,157	$ 13,127,090
Ulta Beauty, Inc.(1)	17,591	9,197,982
		$ 145,244,073
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	1,969,637	$ 337,753,353
		$ 337,753,353
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	420,112	$ 39,482,126
		$ 39,482,126
Tobacco — 0.4%
Altria Group, Inc.	157,274	$ 6,860,292
Philip Morris International, Inc.	162,661	14,903,001
		$ 21,763,293
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	81,620	$ 13,322,016
		$ 13,322,016
Total Common Stocks (identified cost $1,661,332,121)		$5,525,963,787

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	5,922,746	$ 5,922,746
Total Short-Term Investments (identified cost $5,922,746)		$ 5,922,746
Total Investments — 100.0% (identified cost $1,667,254,867)		$5,531,886,533
Other Assets, Less Liabilities — 0.0%(2)		$ 1,220,000
Net Assets — 100.0%		$5,533,106,533
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Tax-Managed Growth Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
Affiliated Investments
At March 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $5,922,746, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,564,731	$35,549,300	$(32,191,285)	$ —	$ —	$5,922,746	$103,864	5,922,746
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 637,561,897	$ —	$ —	$ 637,561,897
Consumer Discretionary	570,952,565	—	—	570,952,565
Consumer Staples	347,751,321	10,060,384	—	357,811,705
Energy	211,005,367	—	—	211,005,367
Financials	759,461,105	—	—	759,461,105
Health Care	684,996,370	—	—	684,996,370
Industrials	478,914,406	—	—	478,914,406
Information Technology	1,615,988,130	—	—	1,615,988,130
Materials	111,655,220	—	—	111,655,220
Real Estate	45,226,741	—	—	45,226,741
Utilities	52,390,281	—	—	52,390,281
Total Common Stocks	$5,515,903,403	$10,060,384*	$ —	$5,525,963,787

Tax-Managed Growth Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 5,922,746	$ —	$ —	$ 5,922,746
Total Investments	$5,521,826,149	$10,060,384	$ —	$5,531,886,533
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.